Document and Entity Information	Oct. 21, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002060316
Document Type	8-K
Document Period End Date	Oct. 21, 2026
Entity Registrant Name	G-Private Equity LP
Entity Incorporation State Country Code	DE
Entity File Number	000-56869
Entity Tax Identification Number	33-2880536
Entity Address, Address Line One	200 West Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10282
City Area Code	312
Local Phone Number	655-4702
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false